Note 43 Income by type of insurance product (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income by type of insurance product [Line Items]
Income by type of insurance products	€ 1,212	€ 908	€ 977
Life insurance contracts [member]
Income by type of insurance product [Line Items]
Income by type of insurance products	665	622	497
Individual life insurance contracts [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	585	583	439
Group insurance life insurance contracts [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	79	39	59
Non-life insurance contracts [member]
Income by type of insurance product [Line Items]
Income by type of insurance products	547	286	480
Home insurance non life insurance contracts [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	0	0	91
Other non life insurance products [Member]
Income by type of insurance product [Line Items]
Income by type of insurance products	€ 547	€ 286	€ 389